PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 124,268
Balance, end of period	147,617	$ 124,268
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	112,314
Balance, end of period	137,595	112,314
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	34,930
Balance, end of period	37,939	34,930
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(22,976)
Balance, end of period	(27,917)	(22,976)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	37,293
Balance, end of period	48,546	37,293
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	39,440	39,769
Additions, net of disposals and assets reclassified as held for sale	2,478	2,328
Acquisitions through business combinations	8,964	161
Foreign currency translation	753	(2,818)
Balance, end of period	51,635	39,440
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,251	3,077
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	785	406
Foreign currency translation	101	(232)
Balance, end of period	4,137	3,251
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,398)	(4,191)
Depreciation expenses	(1,969)	(1,596)
Dispositions and assets reclassified as held for sale	(274)	(82)
Foreign currency translation	(133)	307
Balance, end of period	(7,226)	(5,398)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,460
Balance, end of period	8,336	7,460
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,292	7,582
Additions, net of disposals and assets reclassified as held for sale	547	345
Acquisitions through business combinations	118	108
Foreign currency translation	321	(743)
Balance, end of period	8,278	7,292
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,624	1,626
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	143	176
Foreign currency translation	127	(178)
Balance, end of period	1,894	1,624
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,456)	(1,272)
Depreciation expenses	(392)	(326)
Dispositions and assets reclassified as held for sale	(72)	(21)
Foreign currency translation	(60)	121
Balance, end of period	(1,836)	(1,456)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,349
Balance, end of period	17,671	8,349
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,285	8,999
Additions, net of disposals and assets reclassified as held for sale	606	642
Acquisitions through business combinations	8,811	0
Foreign currency translation	164	(356)
Balance, end of period	18,866	9,285
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,104	1,045
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	330	112
Foreign currency translation	(24)	(53)
Balance, end of period	1,410	1,104
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(2,040)	(1,668)
Depreciation expenses	(601)	(468)
Dispositions and assets reclassified as held for sale	(82)	(9)
Foreign currency translation	(46)	87
Balance, end of period	(2,605)	(2,040)
Midstream [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,220
Balance, end of period	14,700	14,220
Midstream [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,679	14,862
Additions, net of disposals and assets reclassified as held for sale	407	780
Acquisitions through business combinations	0	0
Foreign currency translation	319	(963)
Balance, end of period	15,405	14,679
Midstream [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	523	408
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	312	118
Foreign currency translation	(2)	(3)
Balance, end of period	833	523
Midstream [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(982)	(622)
Depreciation expenses	(557)	(418)
Dispositions and assets reclassified as held for sale	(30)	(11)
Foreign currency translation	(29)	47
Balance, end of period	(1,538)	(982)
Data and Other [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,264
Balance, end of period	7,839	7,264
Data and Other [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,184	8,326
Additions, net of disposals and assets reclassified as held for sale	918	561
Acquisitions through business combinations	35	53
Foreign currency translation	(51)	(756)
Balance, end of period	9,086	8,184
Data and Other [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	(2)
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	0	0
Foreign currency translation	0	2
Balance, end of period	0	0
Data and Other [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(920)	(629)
Depreciation expenses	(419)	(384)
Dispositions and assets reclassified as held for sale	(90)	(41)
Foreign currency translation	2	52
Balance, end of period	$ (1,247)	$ (920)